Equity investments - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity investments	€ 1,320.7		€ 0.0	€ 0.0
Mistral AI
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity investments		€ 1,300.0
Ownership percentage		11.10%